Tax - Tax charged/(credited) to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax:
Tax charged/(credited) to other comprehensive income and equity	£ (250)	£ 3	£ 495
Continuing operations
Current tax:
Available-for-sale investments	0	0	(11)
Cash flow hedges, cost of hedging and own credit reserve	0	3	0
Share-based payments	0	0	(3)
Deferred tax:
Available-for-sale investments	0	0	(18)
Investments at fair value through other comprehensive income	(1)	0	0
Cash flow hedges, cost of hedging and own credit reserve	(40)	(12)	(4)
Remeasurements of pension assets and post-retirement benefit obligations	(206)	12	530
Share-based payments	(3)	0	1
Tax charged/(credited) to other comprehensive income and equity	(250)	3	495
Total tax recognised in the statements of comprehensive income from continuing operations	(247)	3	497
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ (3)	£ 0	(2)
Internal Revenue Service (IRS)
Deferred tax:
Remeasurements of pension assets and post-retirement benefit obligations			£ 281